Debt - Warrant - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Jan. 29, 2016	Dec. 31, 2015	Feb. 27, 2015	Dec. 31, 2014
Common Stock Warrant [Member]
Debt Instrument [Line Items]
Warrant exercisable price		$ 0.013		$ 0.013
Capital Royalty Partners Term Loan [Member] | Common Stock Warrant [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted			1,802	177,347
Warrant exercisable price				$ 0.013
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted	16,000,000
Warrant exercisable price	$ 1.25
Fair value of warrant, current	$ 4.0
Common Stock [Member] | Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted	477,120